CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	$ 122,590	$ 95,589	$ 229,446	$ 176,699
Cost of revenues	(65,143)	(49,417)	(119,725)	(90,628)
Gross Profit	57,447	46,172	109,721	86,071
Research and development expenses	(10,614)	(7,732)	(18,610)	(14,884)
Selling, general and administrative expenses	(48,936)	(31,218)	(85,256)	(58,759)
Depreciation and amortization in respect of technology and capitalized development costs	(4,054)	(3,326)	(7,879)	(6,502)
Other income (expenses)	(493)	5,621	(493)	11,710
Share of loss of equity method investee	0	0	0	(226)
Operating Income (loss)	(6,650)	9,517	(2,517)	17,410
Financial Income	4,440	6,099	7,395	7,935
Financial Expense	(6,239)	(3,631)	(12,600)	(5,958)
Profit (loss) before taxes on income	(8,449)	11,985	(7,722)	19,387
Tax expenses	(1,668)	(333)	(1,115)	(579)
Profit (loss) for the period	$ (10,117)	$ 11,652	$ (8,837)	$ 18,808
Earnings (Loss) per share attributed to shareholders of the Company:
Basic earnings (loss) per share	$ (0.269)	$ 0.316	$ (0.236)	$ 0.511
Diluted earnings (loss) per share	$ (0.269)	$ 0.308	$ (0.236)	$ 0.498